As filed with the Securities and Exchange Commission on August 20, 2013

Securities Act File No. 033-45671

Investment Company Act File No. 811-06557

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 91	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 93	☒

RIDGEWORTH FUNDS

(Exact Name of Registrant as Specified in Charter)

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-784-3863

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 91 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 91 under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 93 under the Investment Company Act of 1940, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia, on the 20th day of August, 2013.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 91 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeffrey M. Biggar*	Trustee	August 20, 2013
Jeffrey M. Biggar

/s/ George C. Guynn*	Trustee	August 20, 2013
George C. Guynn

/s/ Sidney E. Harris*	Trustee	August 20, 2013
Sidney E. Harris

/s/ Warren Y. Jobe*	Trustee	August 20, 2013
Warren Y. Jobe

/s/ Connie D. McDaniel*	Trustee	August 20, 2013
Connie D. McDaniel

/s/ Tim E. Bentsen*	Trustee	August 20, 2013
Tim E. Bentsen

/s/ Julia R. Short	President and Chief Executive Officer	August 20, 2013
Julia R. Short

/s/ Denise R. Lewis	Treasurer and Chief Financial Officer	August 20, 2013
Denise R. Lewis

*By:	/s/ Francine S. Hayes
Francine S. Hayes

*	Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase